Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
13. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(33,732)	$37,298	$51,783
United States	13,317	12,276	12,997
Other	49,410	43,150	39,894

Income before provision for income taxes	$28,995	$92,724	$104,674

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Provision for income taxes:
Current:
Ireland	$351	$4,522	$(3,841)
United States	6,367	(1,915)	9,492
Other	5,518	712	8,077

Total current tax	12,236	3,319	13,728

Deferred expense/(benefit):
Ireland	(3,825)	788	(703)
United States	(1,711)	1,322	(1,672)
Other	(585)	224	(978)

Total deferred tax expense/(benefit)	(6,121)	2,334	(3,353)

Provision for income taxes	6,115	5,653	10,375

Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142

Total	$5,140	$3,506	$11,030

Ireland’s statutory income tax rate is 12.5%.  The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2010:12.5%; 2011: 12.5%)	$3,625	$11,590	$13,084
Foreign and other income taxed at higher/(reduced) rates	5,373	(4,765)	9,319
Research & development tax incentives	(6,341)	(1,927)	(15,872)
Movement in valuation allowance	4,362	822	4,027
Prior year over provision in respect of foreign taxes	(83)	(285)	(329)
Effects of permanent items	(615)	97	65
Other	(206)	121	81

	$6,115	$5,653	$10,375

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$7,331	$6,645	$6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750

Total deferred tax liabilities recognized	21,581	15,907	14,475

Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)

Deferred tax assets recognized	$24,741	$16,740	$17,551

Net deferred tax asset	$3,160	$833	$3,076

$10.1 million (2010:$10.0 million) of the deferred tax asset of $24.7 million (2010:$16.7 million) above is non-current.  $20.4 million (2010:$13.9 million) of the deferred tax liability of $21.6 million (2010:$15.9 million) is non-current.

At December 31, 2011 non-U.S subsidiaries had operating loss carry forwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately $83.1 million (2010:$43.3 million). At December 31, 2011 non-U.S. subsidiaries also had additional operating loss carry forwards of $5.6 million which are due to expire between 2012 and 2014.

At December 31, 2011 ICON Central Laboratories Inc., a U.S. subsidiary, had U.S. Federal and State net operating loss (“NOL”) carry forwards of approximately $4.9 million and $13.1 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2012 and 2031.  Of the $4.9 million U.S. Federal and $13.1 million State net operating losses, approximately $3.9 million and $12.1 million are currently available for offset against future U.S. Federal and State taxable income respectively. Annual utilization of these state net operating losses may be limited by specific state rules. The subsidiary’s ability to use the remaining U.S. Federal and State net operating loss carry forwards of $1.0 million and $1.0 million, respectively is further limited to $113,000 per year due to the subsidiary experiencing a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2012- 2014	$226	$226
2015- 2019	678	678
2020- 2031	4,034	12,180

	$4,938	$13,084

In addition, ICON Central Laboratories Inc has alternative minimum tax credit carry forwards of approximately $0.3 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period.  It also has general business credit carry forwards of approximately $0.3 million that are available to offset future U.S. federal income taxes.

At December 31, 2011 ICON Clinical Research Inc. and its U.S. subsidiaries had U.S. State net loss and credit forwards of approximately $1.2 million. These net operating losses are available for offset against future, or in some cases prior, taxable income in the relevant state and generally expire between 2020 and 2031.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	-	1,235

	$-	$1,235

ICON Clinical Research, Inc. has tax credit carry forwards of approximately U.S. $0.1 million that are available to reduce future income taxes, if any.  These credits begin to expire in 2012 and are subject to an annual limitation that will prevent full utilization before expiration.

At December 31, 2011 Oxford Outcomes, Inc., a U.S. subsidiary, had U.S. Federal and State net operating loss carry forwards of approximately $0.8 million and $0.9 million, respectively. These net operating losses are available for offset against future, or in some cases prior, taxable income in the relevant state and generally expire between 2030 and 2032.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	337	406
2032	489	497

	$826	$903

The valuation allowance at December 31, 2011 was approximately $16.4 million.  The valuation allowance for deferred tax assets as of December 31, 2010 and December 31, 2009 was $12.3 million and $10.4 million respectively. The net change in the total valuation allowance was an increase of $4.1 million during 2011 and an increase of $1.9 million during 2010.

The valuation allowances at December 31, 2011 and December 31, 2010 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2011 and prior years as the Company considers these earnings to be indefinitely reinvested.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$8,566	$15,855	$13,643

Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)	-
Increase related to current year tax positions	482	-	2,512
Settlements	-	(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)

Gross amount of unrecognized tax benefits at end of year	$6,543	$8,566	$15,855

The Company does not anticipate that the amount of unrecognized tax benefits at December 31, 2011 will significantly change in the coming year.

Included in the balance of total unrecognized tax benefits at December 31, 2011 there were net potential benefits of $6.5 million, which if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2010 and December 31, 2009 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of $8.1 million and $15.4 million respectively.

Interest and penalties recognized as a net benefit during the year ended December 31, 2011 amounted to $0.4 million (2010: $1.8 million) and are included within the provision for income taxes.  Total accrued interest and penalties as of December 31, 2010 and December 31, 2009 were $1.2 million and $1.7 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland.  We may potentially be subjected to tax audits in our major jurisdictions.  In the United States tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011.  In Ireland tax periods open to audit include the years ended December 31, 2007, December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011.  During such audits, local tax authorities may challenge the positions taken by us in tax returns.